SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Weighted average grant date fair value of options granted	$ 1.06	$ 1
Unrecognized compensation cost related to non-vested stock options	$ 4,121
Unrecognized compensation cost, period for recognition	1 year
Total intrinsic value of options exercised	$ 43	$ 62
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	14,957,511
Ordinary shares available for future grant	734,418
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years